Leases - Schedule Of Balance Sheet Information Of Lessor Related To Leases (Detail) - Factory [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 31, 2024	Dec. 31, 2023
Lessor, Lease, Description [Line Items]
Finance lease receivable, current portion, net	¥ 11,687	¥ 11,388
Finance lease receivables, non-current portion, net	194,911	204,435
Total Finance lease receivables, net	¥ 206,598	¥ 215,823	¥ 4,477	¥ 216,218